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[ING FUNDS LOGO]


June 2, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     ING VARIABLE INSURANCE TRUST ("TRUST")
        SEC File Nos.  333-83071; 811-9477

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

        If you have any questions, please do not hesitate to contact the undersigned at 480-477-2648 or Kim Palmer at 480-477-2674.

                                                Regards,

                                                /s/Ernest J. C'DeBaca
                                                _______________________
                                                Ernest J. C'DeBaca
                                                Counsel
                                                ING U.S. Legal Services

cc:  Jeffrey S. Puretz, Esq.
     Dechert LLP



7337 E. Doubletree Ranch Rd.       Tel: 480-477-3000       ING Investments, LLC
Scottsdale, AZ 85258-2034          Fax: 480-477-2700
                                   www.ingfunds.com